Global X Funds
605 Third Avenue, 43rd Fl
New York, NY 10158

August 20, 2026

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of Global X Funds (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and statement of additional information for the series of Global X Funds contained in Post-Effective Amendment No. 896 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), filed on August 17, 2026 and effective August 17, 2026, which would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from the prospectuses and statement of additional information contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 17, 2026, accession number 0001432353-26-000644.
Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Jasmin Ali
Jasmin Ali